Advances to Suppliers, Net (Tables)	6 Months Ended
Dec. 31, 2024
Advances To Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net

Advances to suppliers, net consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
Advances for products and services	$1,274,256	$1,246,130
Less: allowance for expected credit losses	(427,484)	(254,612)
Advances to suppliers, net	$846,772	$991,518

Schedule of Movement of the Allowance for Expected Credit Losses

The movement of the allowance for expected credit losses was as follows:

	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Balance at June 30	$(254,612)	$(113,202)
Current period addition	(175,053)	(129,535)
Foreign exchange difference	2,181	(2,287)
Balance at December 31 (unaudited)	$(427,484)	$(245,024)